Document and Entity Information	Feb. 03, 2021
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 03, 2021
Entity Registrant Name	Central Garden & Pet Company
Entity Incorporation, State or Country Code	DE
Entity File Number	001-33268
Entity Tax Identification Number	68-0275553
Entity Address, Address Line One	1340 Treat Boulevard
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Walnut Creek
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94597
City Area Code	925
Local Phone Number	948-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000887733
Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock
Trading Symbol	CENT
Security Exchange Name	NASDAQ
Class A Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Class A Common Stock
Trading Symbol	CENTA
Security Exchange Name	NASDAQ